Subsidiaries with material non-controlling interest - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 838,362	$ 577,762
Non-current assets	4,209,541	3,956,037
Current liabilities	(479,738)	(441,605)
Non-current liabilities	(1,008,464)	(922,983)
Total shareholders' equity, net	3,559,701	3,169,211	$ 3,162,941	$ 2,538,531
Shareholders of the parent	3,390,689	3,006,460
Non-controlling interests	169,012	162,751	$ 154,091
Sociedad Minera El Brocal S.A.A
Disclosure of subsidiaries [line items]
Current assets	213,843	230,761
Non-current assets	467,333	452,549
Current liabilities	(117,158)	(182,902)
Non-current liabilities	(148,006)	(101,917)
Total shareholders' equity, net	416,012	398,491
Shareholders of the parent	246,834	235,628
Non-controlling interests	169,178	162,863
Apu Coropuna S.R.L.
Disclosure of subsidiaries [line items]
Current assets	178	355
Non-current assets	10	6
Current liabilities	0	0
Non-current liabilities	(740)	(735)
Total shareholders' equity, net	(552)	(374)
Shareholders of the parent	(386)	(262)
Non-controlling interests	$ (166)	$ (112)